Intangible Assets Other Than Goodwill - Amortization Schedule (Table) (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Acquired Finite Lived Intangible Assets [Line Items]
Year One	$ 5,581
Year Two	5,581
Year Three	5,581
Year Four	5,588
Year Five	5,581
Thereafter	73,455
Total	$ 101,367